Property and Equipment	12 Months Ended
Dec. 31, 2019
Property and Equipment [Abstract]
Disclosure of Property and Equipment [text block]

Property and Equipment

in € m.	Owner occupied properties	Furniture and equipment	Leasehold improvements	Contruction-in-progress	Property and equipment owned (IAS 16)	Right-of-use for leased assets (IFRS 16)	Total
Cost of acquisition:
Balance as of January 1, 2018	1,387	2,473	2,743	139	6,743	N/A	6,743
Changes in the group of consolidated companies	0	141	(2)	0	139	N/A	139
Additions	11	150	155	150	465	N/A	465
Transfers	(8)	(4)	106	(147)	(53)	N/A	(53)
Reclassifications (to)/from "held for sale"	(478)	(30)	(27)	(2)	(538)	N/A	(538)
Disposals	134	291	144	0	569	N/A	569
Exchange rate changes	1	164	29	1	195	N/A	195
Balance as of December 31, 2018	778	2,602	2,860	142	6,382	N/A	6,382
Impact from the implementation of IFRS 16	N/A	N/A	N/A	N/A	N/A	3,185	3,185
Changes in the group of consolidated companies	0	(165)	0	(0)	(165)	0	(165)
Additions	8	111	49	160	327	413	740
Transfers	(56)	15	116	(147)	(72)	32	(40)
Reclassifications (to)/from "held for sale"	(0)	(11)	0	(0)	(11)	0	(11)
Disposals	75	190	82	0	347	115	462
Exchange rate changes	1	19	19	1	39	19	58
Balance as of December 31, 2019	656	2,380	2,961	155	6,153	3,533	9,686
Accumulated depreciation and impairment:
Balance as of January 1, 2018	579	1,800	1,702	0	4,080	N/A	4,080
Changes in the group of consolidated companies	(0)	28	(1)	0	27	N/A	27
Depreciation	28	206	197	0	430	N/A	430
Impairment losses	3	3	3	0	9	N/A	9
Reversals of impairment losses	37	0	0	0	37	N/A	37
Transfers	(13)	48	(5)	0	30	N/A	30
Reclassifications (to)/from "held for sale"	(215)	(40)	(22)	0	(277)	N/A	(277)
Disposals	17	281	128	0	426	N/A	426
Exchange rate changes	1	99	24	0	125	N/A	125
Balance as of December 31, 2018	328	1,862	1,770	0	3,960	N/A	3,960
Impact from the implementation of IFRS 16	N/A	N/A	N/A	N/A	N/A	0	0
Changes in the group of consolidated companies	5	(49)	0	0	(44)	1	(43)
Depreciation	18	199	217	0	434	615	1,049
Impairment losses	20	2	5	0	27	85	112
Reversals of impairment losses	0	0	0	0	0	0	0
Transfers	(31)	(4)	(16)	0	(51)	41	(10)
Reclassifications (to)/from "held for sale"	(0)	(4)	0	0	(5)	0	(5)
Disposals	16	180	66	0	262	79	341
Exchange rate changes	0	15	16	0	32	0	32
Balance as of December 31, 2019	325	1,841	1,927	0	4,093	663	4,756

Carrying amount:
Balance as of December 31, 2018	450	740	1,090	142	2,421	0	2,421
Balance as of December 31, 2019	331	540	1,034	155	2,060	2,870	4,930

Impairment losses on property and equipment are recorded within general and administrative expenses for the income statement.

The carrying value of items of property and equipment on which there is a restriction on sale was € 24 million and € 42 million as of December 31, 2019 and December 31, 2018, respectively.

Commitments for the acquisition of property and equipment were € 46 million at year-end 2019 and € 273 million at year-end 2018.

The Group leases many assets including land and buildings, vehicles and IT equipment. With the implementation of IFRS 16 and as of January 1, 2019, the Group as a lessee recorded an opening balance for the right-of-use for these leased assets of € 3.2 billion, which mainly represented leased properties of € 3.2 billion and vehicle leases of € 23 million. Additions to right-of-use assets of € 413 million capitalized during 2019 largely reflected new real estate leases. Depreciation charges of € 615 million recognized in 2019 mainly resulted from planned consumption of right-of-use assets for property leases over their contractual terms. The carrying amount of right-of-use assets of € 2.9 billion included in Total Property and equipment as of December 31, 2019 predominantly represented leased properties of € 2.8 billion and vehicle leases of € 19 million. For more information on the Group´s leased properties and related disclosures required under IFRS 16, please refer to Note 02 "Recently Adopted Accounting Pronouncements" and Note 22 "Leases".